Income Taxes - Effective Tax Rates Differ from Statutory Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes computed at the statutory federal tax rate	$ 4,315	$ 2,568
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(824)	(781)
Low income housing tax credit	(303)	(280)
Cash surrender value of BOLI	(167)	(189)
Other	141	55
Income tax expense	$ 3,162	$ 1,373